Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
REVENUE
Total Net Revenues	$ 5,402,806		$ 5,309,907		$ 8,402,488	$ 7,971,224
COST OF REVENUE
Total Cost of Revenue	3,071,830		3,523,831		6,276,641	5,820,183
Total Gross Profit	2,330,976		1,786,076		2,125,847	2,151,041
OPERATING EXPENSES
Sales and Marketing	4,311,244		3,758,713		6,038,636	5,938,315
General and Administrative	8,268,702		4,632,016		11,006,021	7,477,285
Total Operating Expenses	12,579,946		8,390,729		17,044,657	13,415,600
Operating Income/(Loss)	(10,248,970)		(6,604,653)		(14,918,810)	(11,264,559)
OTHER INCOME/(EXPENSE)
Interest Expense	(1,616,498)		(1,897,299)		(2,535,701)	(2,526,740)
Change in Fair Value of Intangible Digital Assets	245,841,410
Gain on Investment			3,421,222		3,421,222
Gain on Extinguishment of Debt	1,673,127
Change in Fair Value of Convertible Notes			8,324,198		14,028,067	(22,764,854)
Change in Fair Value of Warrant Liabilities			1,734,308		736,580	(240,159)
Change in Fair Value of Contingency Liability	(62,424)		457,127
Other Income/(Expense)	(220,960)		656		(11,750)	4,893
Total Other Income/(Expense)	245,614,655		12,040,212		15,638,418	(25,526,860)
Income/(Loss) Before Income Taxes	235,365,685		5,435,559		719,608	(36,791,419)
Income Taxes	(49,429,916)		(9,150)		(9,150)	(7,000)
Net Income/(Loss)	$ 185,935,769		$ 5,426,409		$ 710,458	$ (36,798,419)
Net Income/(Loss) Per Share, Basic (in Dollars per share)	$ 43.58		$ 247.4		$ 0.98	$ (1,928.94)
Weighted Average Common Shares Outstanding, Basic (in Shares)	4,236,733	[1]	21,428	[1]	64,067	19,077
Net Income/(Loss) Per Share, Diluted (See Note 14) (in Dollars per share)	$ 43.58		$ (62.42)		$ (39.46)	$ (1,928.94)
Weighted Average Common Shares Outstanding, Diluted (in Shares)	4,236,733	[1]	228,991	[1]	353,887	19,077
Products
REVENUE
Total Net Revenues	$ 2,714,012		$ 4,051,087		$ 6,614,933	$ 5,136,482
COST OF REVENUE
Total Cost of Revenue	2,972,030		3,428,979		6,173,189	4,963,176
Services
REVENUE
Total Net Revenues	780,250		1,258,820		1,787,555	2,834,742
COST OF REVENUE
Total Cost of Revenue	46,458		94,852		$ 103,452	$ 857,007
Crypto and Related
REVENUE
Total Net Revenues	1,908,544
COST OF REVENUE
Total Cost of Revenue	$ 53,342

[1]	Includes 5,000 prepaid warrants for the nine month period ended September 30, 2025.